Share-Based Payments - Summary of Number of Options Outstanding (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about options outstanding [line items]
Options outstanding at the end of December	113.8
Brazil [Member] | Ambev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	127.3	141.8	141.3
Options issued during the year			24.6
Options exercised during the year	(5.2)	(5.7)	(7.8)
Options forfeited during the year	(8.3)	(8.8)	(16.3)
Options outstanding at the end of December	113.8	127.3	141.8
AB inBev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	113.3	88.7	92.6
Options issued during the year		38.1	13.8
Options exercised during the year	(1.3)	(3.9)	(10.7)
Options forfeited during the year	(9.2)	(9.0)	(7.0)
Options outstanding at the end of December	102.7	113.3	88.7